Credit Quality Assessment (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Credit Quality Indicator [Line Items]
Credit quality indicators	$ 570,437	$ 552,917	$ 403,875
Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	448,222	427,474	368,961
Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	122,215	125,443	34,914
Not Classified [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	442,535	420,983	365,779
Not Classified [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	120,752	123,931	34,914
Special Mention [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Special Mention [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Substandard [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	2,857	6,491	3,182
Substandard [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	544	546	0
Doubtful [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	2,830	0	0
Doubtful [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	919	966	0
Construction and Land [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators		64,158	50,884
Construction and Land [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	51,983	56,490	44,767
Construction and Land [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	6,921	7,668	6,117
Construction and Land [Member] | Not Classified [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	50,839	55,346	44,767
Construction and Land [Member] | Not Classified [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	6,921	7,668	6,117
Construction and Land [Member] | Special Mention [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Construction and Land [Member] | Special Mention [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Construction and Land [Member] | Substandard [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	1,144	0
Construction and Land [Member] | Substandard [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Construction and Land [Member] | Doubtful [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	1,144	0	0
Construction and Land [Member] | Doubtful [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Residential - First Lien [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators		88,293	39,249
Residential - First Lien [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	66,473	58,904	38,747
Residential - First Lien [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	28,866	29,389	502
Residential - First Lien [Member] | Not Classified [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	66,014	58,439	38,416
Residential - First Lien [Member] | Not Classified [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	27,978	28,431	502
Residential - First Lien [Member] | Special Mention [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Residential - First Lien [Member] | Special Mention [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Residential - First Lien [Member] | Substandard [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	459	465	331
Residential - First Lien [Member] | Substandard [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	544	546	0
Residential - First Lien [Member] | Doubtful [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Residential - First Lien [Member] | Doubtful [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	344	412	0
Residential Junior Lien [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators		19,301	8,266
Residential Junior Lien [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	12,255	11,006	8,220
Residential Junior Lien [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	8,243	8,295	46
Residential Junior Lien [Member] | Not Classified [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	12,181	10,932	8,220
Residential Junior Lien [Member] | Not Classified [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	8,184	8,238	46
Residential Junior Lien [Member] | Special Mention [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Residential Junior Lien [Member] | Special Mention [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Residential Junior Lien [Member] | Substandard [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	74	74	0
Residential Junior Lien [Member] | Substandard [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Residential Junior Lien [Member] | Doubtful [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Residential Junior Lien [Member] | Doubtful [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	59	57	0
Commercial Owner Occupied [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators		112,826	90,333
Commercial Owner Occupied [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	81,636	85,824	79,623
Commercial Owner Occupied [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	25,946	27,002	10,710
Commercial Owner Occupied [Member] | Not Classified [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	81,636	85,580	79,623
Commercial Owner Occupied [Member] | Not Classified [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	25,946	27,002	10,710
Commercial Owner Occupied [Member] | Special Mention [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Owner Occupied [Member] | Special Mention [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Owner Occupied [Member] | Substandard [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators		244	0
Commercial Owner Occupied [Member] | Substandard [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Owner Occupied [Member] | Doubtful [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Owner Occupied [Member] | Doubtful [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Non Owner Occupied [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators		123,958	113,559
Commercial Non Owner Occupied [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	115,798	100,589	99,933
Commercial Non Owner Occupied [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	23,032	23,369	13,626
Commercial Non Owner Occupied [Member] | Not Classified [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	113,104	97,889	99,675
Commercial Non Owner Occupied [Member] | Not Classified [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	23,032	23,369	13,626
Commercial Non Owner Occupied [Member] | Special Mention [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Non Owner Occupied [Member] | Special Mention [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Non Owner Occupied [Member] | Substandard [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	2,100	2,700	258
Commercial Non Owner Occupied [Member] | Substandard [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Non Owner Occupied [Member] | Doubtful [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	594	0	0
Commercial Non Owner Occupied [Member] | Doubtful [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Loan and Leases [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	118,938	113,176	96,518
Commercial Loan and Leases [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	26,011	26,493	3,892
Commercial Loan and Leases [Member] | Not Classified [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	117,622	111,312	93,925
Commercial Loan and Leases [Member] | Not Classified [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	25,607	26,088	3,892
Commercial Loan and Leases [Member] | Special Mention [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Loan and Leases [Member] | Special Mention [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Loan and Leases [Member] | Substandard [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	224	1,864	2,593
Commercial Loan and Leases [Member] | Substandard [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Commercial Loan and Leases [Member] | Doubtful [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	1,092	0	0
Commercial Loan and Leases [Member] | Doubtful [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	404	405	0
Consumer Loan [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators		4,712	1,174
Consumer Loan [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	1,139	1,485	1,153
Consumer Loan [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	3,196	3,227	21
Consumer Loan [Member] | Not Classified [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	1,139	1,485	1,153
Consumer Loan [Member] | Not Classified [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	3,084	3,135	21
Consumer Loan [Member] | Special Mention [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Consumer Loan [Member] | Special Mention [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Consumer Loan [Member] | Substandard [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators		0	0
Consumer Loan [Member] | Substandard [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Consumer Loan [Member] | Doubtful [Member] | Legacy Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	0	0	0
Consumer Loan [Member] | Doubtful [Member] | Acquired Loans [Member]
Credit Quality Indicator [Line Items]
Credit quality indicators	$ 112	$ 92	$ 0